[AIM LOGO APPEARS HERE]      Dear Shareholder:

               [PHOTO of       During the six months covered by this report, the
          Charles T. Bauer,    U.S. economy continued to exhibit solid growth
           Chairman of the     with little or no inflation. Gross domestic
LETTER    Board of the Fund    product grew at a 3.1% annual rate in the third
TO OUR       APPEARS HERE]     quarter of 1997 and a 3.7% annual rate in the
SHAREHOLDERS                   final quarter of the year. Sturdy growth is
               expected in the first half of 1998 as well. Inflation was well controlled, remaining in the 1% to 2% range. As a result, the Federal Reserve Board (the Fed) kept its key short-term target, the federal funds rate, at 5.50% throughout the reporting period.
                   During the last half of 1997, markets focused on the collapse in several Asian countries' currencies and the potential effects on the U.S. economy. As Asian economic turmoil continued, fixed-income markets rallied in anticipation that the Fed would lower rates to counteract the dampening effects from the Far East situation. At the close of the reporting period, the markets were still waiting for the much-anticipated slowdown, and interest rates had moved up some as the chance of the Fed's lowering rates was pushed further into the future.

               YOUR INVESTMENT PORTFOLIO

               As yields in the Treasury sector generally remained at or below the federal funds target rate, the managers of Short-Term Investments Trust Treasury Portfolio maintained a relatively short weighted average maturity (WAM) in the 20- to 30-day range. Employing a barbell structure, the Portfolio was able to take advantage of the higher-yielding overnight market while looking for strategic opportunities in longer maturities. The short WAM was appropriate given the lack of fundamental value farther out the yield curve and the anticipation that a Fed cut in interest rates was not imminent. At the close of the reporting period, WAM was 27 days.
                   Using this strategy, the Resource Class of the Portfolio
               outperformed its comparative indexes as of February 28, 1998, as shown in the table.
                   The Portfolio also continues to hold the highest credit
               quality ratings given by two widely known credit-rating agencies:
               AAAm from Standard & Poor's Corporation and Aaa from Moody's. The ratings are historical and are based on an analysis of the Portfolio's credit quality, composition, management, and weekly portfolio reviews.
                   Net assets of the Personal Investment Class stood at $365.88 million as of February 28, 1998, up from $322.97 million as of August 31, 1997.
                   The Treasury Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests exclusively in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. Government securities, such as U.S. Treasury bills and bonds, offer a high degree of safety and are guaranteed as to the timely payment of principal and interest if held to maturity. As with any money market fund, an investment in Treasury Portfolio is neither insured nor guaranteed by the U.S. government, the FDIC, or a bank, and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

               YIELDS AS OF 2/28/98
                                                     Average            Seven-Day
                                                  Monthly Yield           Yield
               Treasury Portfolio
               Personal Investment Class              5.00%                5.05%

               IBC Money Fund Averages(TM)-
               U.S. Treasury &
               Repurchase Agreements                  4.85%                4.94%

               IBC Money Fund Averages(TM)-
               Government Only/Institutions Only      5.15%                5.21%

                                                                     (continued)

               OUTLOOK FOR THE FUTURE

               As the reporting period closed, the general expectation was that the economy would continue to grow at a solid pace around 3% and then slow somewhat in the second half of 1998 as the effects of Asia's difficulties take hold. Inflation was expected to remain tame and the Fed was expected to hold rates steady for the foreseeable future. In his late-February testimony to Congress, Fed Chairman Alan Greenspan noted that the deflationary effects of turmoil in Asia could offset the inflationary pressures from strong domestic spending and a tight U.S. labor market.
                   The Portfolio will continue to maintain a relatively short maturity structure, remaining flexible to take advantage of any sudden rise in market yields. AIM remains committed to the primary goals of safety, liquidity and yield in institutional fund management.
                   We are pleased to send you this report concerning your
               investment. We also are committed to customer service and are ready to respond to your comments about this report and to any questions you may have. Please contact one of our representatives at 800-659-1005 if we may be of service.


               Respectfully submitted,


               /s/ CHARLES T. BAUER
               Charles T. Bauer
               Chairman

SCHEDULE OF INVESTMENTS
February 28, 1998
(Unaudited)

                                            MATURITY PAR (000)     VALUE
U.S. TREASURY SECURITIES - 20.57%

U.S. TREASURY BILLS(a) - 12.37%
5.28%                                       03/05/98 $ 40,000  $   39,976,534
-----------------------------------------------------------------------------
5.665%                                      04/02/98   25,000      24,874,112
-----------------------------------------------------------------------------
5.365%                                      04/16/98  200,000     198,688,556
-----------------------------------------------------------------------------
4.975%                                      04/30/98   25,000      24,792,708
-----------------------------------------------------------------------------
5.53%                                       04/30/98   50,000      49,539,168
-----------------------------------------------------------------------------
5.52%                                       05/28/98   50,000      49,325,334
-----------------------------------------------------------------------------
5.113%                                      06/25/98   25,000      24,588,160
-----------------------------------------------------------------------------
5.235%                                      06/25/98   25,000      24,578,292
-----------------------------------------------------------------------------
5.245%                                      07/23/98   25,000      24,475,500
-----------------------------------------------------------------------------
5.195%                                      10/15/98   50,000      48,354,917
-----------------------------------------------------------------------------
5.245%                                      12/10/98   50,000      47,931,139
-----------------------------------------------------------------------------
5.125%                                      02/04/99   50,000      47,579,861
-----------------------------------------------------------------------------
                                                                  604,704,281
-----------------------------------------------------------------------------

U.S. TREASURY NOTES - 8.20%

5.125%                                      03/31/98   50,000      49,965,552
-----------------------------------------------------------------------------
6.00%                                       05/31/98   50,000      50,045,739
-----------------------------------------------------------------------------
5.125%                                      06/30/98   50,000      49,918,553
-----------------------------------------------------------------------------
6.25%                                       06/30/98   25,000      25,053,437
-----------------------------------------------------------------------------
8.25%                                       07/15/98   25,000      25,235,696
-----------------------------------------------------------------------------
6.25%                                       07/31/98   25,000      25,064,163
-----------------------------------------------------------------------------
6.125%                                      08/31/98   50,000      50,091,621
-----------------------------------------------------------------------------
4.75%                                       09/30/98   25,000      24,880,455
-----------------------------------------------------------------------------
6.00%                                       09/30/98   50,000      50,099,307
-----------------------------------------------------------------------------
5.75%                                       12/31/98   50,000      50,141,413
-----------------------------------------------------------------------------
                                                                  400,495,936
-----------------------------------------------------------------------------
    Total U.S. Treasury Securities                              1,005,200,217
-----------------------------------------------------------------------------
    Total Investments (excluding Repurchase
     Agreements)                                                1,005,200,217
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 83.76%(b)
B.T. Securities Corp.
5.65%(c)                                          --  200,000     200,000,000
-----------------------------------------------------------------------------
BZW Securities Inc.
5.65%(d)                                    03/02/98  200,000     200,000,000
-----------------------------------------------------------------------------
Bear, Stearns & Co. Inc.
5.65%(e)                                          --  200,000     200,000,000
-----------------------------------------------------------------------------

                          MATURITY PAR (000)     VALUE
REPURCHASE AGREEMENTS -
  (continued)
CIBC Oppenheimer Corp.
5.63%(f)                  03/02/98 $200,000  $  200,000,000
---------------------------------------------------------------
Credit Suisse First
 Boston Corp.
5.65%(g)                  03/02/98  200,000     200,000,000
---------------------------------------------------------------
Deutsche Morgan Grenfell
 Inc.
5.65%(h)                        --  600,000     600,000,000
---------------------------------------------------------------
Goldman, Sachs & Co.
5.65%(i)                  03/02/98  293,603     293,603,057
---------------------------------------------------------------
Greenwich Capital
 Markets, Inc.
5.65%(j)                  03/02/98  200,000     200,000,000
---------------------------------------------------------------
HSBC Securities, Inc.
5.63%(k)                  03/02/98  200,000     200,000,000
---------------------------------------------------------------
Merrill Lynch Government
 Securities, Inc.
5.65%(l)                  03/02/98  200,000     200,000,000
---------------------------------------------------------------
Morgan (J.P.) Securities
 Inc.
5.63%(m)                  03/02/98  500,000     500,000,000
---------------------------------------------------------------
Morgan Stanley & Co.
 Inc.
5.64%(n)                  03/02/98  200,000     200,000,000
---------------------------------------------------------------
Nesbitt Burns Securities
 Inc.
5.65%(o)                        --  200,000     200,000,000
---------------------------------------------------------------
SBC Warburg Dillon Read,
 Inc.
5.64%(p)                  03/02/98  500,000     500,000,000
---------------------------------------------------------------
UBS Securities LLC
5.63%(q)                        --  200,000     200,000,000
---------------------------------------------------------------
    Total Repurchase
     Agreements                               4,093,603,057
---------------------------------------------------------------
TOTAL INVESTMENTS -
  104.33%                                     5,098,803,274 (r)
---------------------------------------------------------------
OTHER ASSETS LESS
 LIABILITIES - (4.33)%                         (211,581,929)
---------------------------------------------------------------
NET ASSETS - 100.00%                         $4,887,221,345
===============================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Portfolio upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Open repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $224,248,000 U.S. Government obligations, 0% due 08/31/99 to 02/29/00 with an aggregate market value at 02/28/98 of $203,835,239.
(d) Entered into 02/27/98 with a maturing value of $200,094,167. Collateralized by $198,525,000 U.S. Government obligations, 3.625% to 7.25% due 08/31/99 to 05/15/16 with an aggregate market value at 02/28/98 of $204,001,379.
(e) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $991,047,000 U.S. Government obligations, 0% to 11.25% due 8/15/99 to 02/15/27 with an aggregate market value at 02/28/98 of $306,026,754.

(f) Entered into 02/27/98 with a maturing value of $200,093,833. Collateralized by $193,848,000 U.S. Government obligations, 0% to 11.25% due 03/26/98 to 11/15/27 with an aggregate market value at 02/28/98 of $204,000,208.
(g) Entered into 02/27/98 with a maturing value of $200,094,167. Collateralized by $452,808,000 U.S. Government obligations, 0% due 05/15/99 to 08/15/17 with an aggregate market value at 02/28/98 of $205,024,325.
(h) Open repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $559,870,000 U.S. Government obligations, 5.625% to 14.00% due 11/30/98 to 8/15/21 with an aggregate market value at 02/28/98 of $612,001,096.
(i) Joint repurchase agreement entered into 02/27/98 with a maturing value of $500,235,417. Collateralized by $435,439,000 U.S. Government obligations, 0% to 8.75% due 06/11/98 to 02/15/21 with an aggregate market value at 02/28/98 of $510,499,348.
(j) Entered into 02/27/98 with a maturing value of $200,094,167. Collateralized by $180,881,000 U.S. Government obligations, 5.50% to 8.75% due 02/15/08 to
    11/15/27 with an aggregate market value at 02/28/98 of $204,001,535.
(k) Entered into 02/27/98 with a maturing value of $200,093,833. Collateralized by $185,859,000 U.S. Government obligations, 5.25% to 14.00% due 05/31/98 to 11/15/27 with an aggregate market value at 02/28/98 of $204,000,680.
(l) Entered into 02/27/98 with a maturing value of $200,094,167. Collateralized by $176,025,000 U.S. Government obligations, 5.50% to 13.25% due 11/15/98 to 08/15/27 with an aggregate market value at 02/28/98 of $204,004,074.
(m) Entered into 02/27/98 with a maturing value of $500,234,583. Collateralized by $505,386,000 U.S. Government obligations, 0% to 8.875% due 05/21/98 to 02/15/26 with an aggregate market value at 02/28/98 of $510,000,084.
(n) Entered into 02/27/98 with a maturing value of $200,094,000. Collateralized by $199,372,000 U.S. Government obligations, 5.75% to 6.25% due 03/31/00 to
    11/15/00 with an aggregate market value at 02/28/98 of $204,126,659.
(o) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $503,831,000 U. S. Government obligations, 0% to 7.00% due 05/15/98 to 08/15/27 with an aggregate market value at 02/28/98 of $214,200,526.
(p) Entered into 02/27/98 with a maturing value of $500,235,000. Collateralized by 1,607,417,000 U.S. Government obligations, 0% to 4.75% due 10/31/98 to 11/15/21 with an aggregate market value at 02/28/98 of $510,395,541.
(q) Open repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $198,088,000 U.S. Government obligations, 6.125% to 6.25% due 06/30/98 to 08/15/07 with an aggregate market value at 02/28/98 of $204,001,402.
(r) Also represents cost for federal income tax purposes.



See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 1998
(Unaudited)

ASSETS:
Investments, excluding repurchase agreements, at value
 (amortized cost)                                         $1,005,200,217
------------------------------------------------------------------------
Repurchase agreements                                      4,093,603,057
------------------------------------------------------------------------
Interest receivable                                            8,053,246
------------------------------------------------------------------------
Investment for deferred compensation plan                         75,166
------------------------------------------------------------------------
Other assets                                                     129,652
------------------------------------------------------------------------
  Total assets                                             5,107,061,338
------------------------------------------------------------------------

LIABILITIES:
Payables for:
 Investments purchased                                       198,688,556
------------------------------------------------------------------------
 Dividends                                                    20,173,630
------------------------------------------------------------------------
 Deferred compensation                                            75,166
------------------------------------------------------------------------
Accrued administrative services fees                               8,765
------------------------------------------------------------------------
Accrued advisory fees                                            220,017
------------------------------------------------------------------------
Accrued distribution fees                                        392,425
------------------------------------------------------------------------
Accrued transfer agent fees                                      107,996
------------------------------------------------------------------------
Accrued trustees' fees                                             4,967
------------------------------------------------------------------------
Accrued operating expenses                                       168,471
------------------------------------------------------------------------
  Total liabilities                                          219,839,993
------------------------------------------------------------------------
NET ASSETS                                                $4,887,221,345
========================================================================
NET ASSETS:
Institutional Class                                       $2,814,559,592
========================================================================
Private Investment Class                                  $  453,778,806
========================================================================
Personal Investment Class                                 $  365,878,506
========================================================================
Cash Management Class                                     $  962,620,990
========================================================================
Resource Class                                            $  290,383,451
========================================================================
SHARES OF BENEFICIAL INTEREST, $.01 PAR VALUE PER SHARE:
Institutional Class                                        2,814,154,009
========================================================================
Private Investment Class                                     453,713,418
========================================================================
Personal Investment Class                                    365,825,783
========================================================================
Cash Management Class                                        962,482,277
========================================================================
Resource Class                                               290,341,607
========================================================================
NET ASSET VALUE PER SHARE:
Net asset value, offering and redemption price per share  $         1.00
========================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the six months ended February 28, 1998
(Unaudited)

INVESTMENT INCOME:
Interest income                                       $141,476,914
-------------------------------------------------------------------
EXPENSES:
Advisory fees                                            1,471,154
-------------------------------------------------------------------
Custodian fees                                             144,255
-------------------------------------------------------------------
Administrative services fees                                47,051
-------------------------------------------------------------------
Trustees' fees and expenses                                 17,528
-------------------------------------------------------------------
Transfer agent fees                                        319,074
-------------------------------------------------------------------
Distribution fees (Note 2)                               3,135,542
-------------------------------------------------------------------
Other                                                      127,960
-------------------------------------------------------------------
  Total expenses                                         5,262,564
-------------------------------------------------------------------
Less: Fee waivers                                       (1,024,929)
-------------------------------------------------------------------
  Net expenses                                           4,237,635
-------------------------------------------------------------------
Net investment income                                  137,239,279
-------------------------------------------------------------------
Net realized gain (loss) on sales of investments          (100,473)
-------------------------------------------------------------------
Net increase in net assets resulting from operations  $137,138,806
===================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended February 28, 1998 and year ended August 31, 1997 (Unaudited)

                                               FEBRUARY 28,     AUGUST 31,
                                                   1998            1997
                                              --------------  --------------
OPERATIONS:
 Net investment income                        $  137,239,279  $  236,779,733
-----------------------------------------------------------------------------
 Net realized gain (loss) on sales of
  investments                                       (100,473)        215,978
-----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                    137,138,806     236,995,711
-----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income:
  Institutional Class                            (86,263,553)   (153,610,717)
-----------------------------------------------------------------------------
  Private Investment Class                       (11,667,022)    (20,120,440)
-----------------------------------------------------------------------------
  Personal Investment Class                       (8,736,296)    (11,733,992)
-----------------------------------------------------------------------------
  Cash Management Class                          (22,713,364)    (41,058,376)
-----------------------------------------------------------------------------
  Resource Class                                  (7,859,044)    (10,256,208)
-----------------------------------------------------------------------------
Distributions to shareholders from net
 realized gains                                           --         (59,575)
-----------------------------------------------------------------------------
Share transactions-net                          (373,466,687)  1,556,740,962
-----------------------------------------------------------------------------
  Net increase (decrease) in net assets         (373,567,160)  1,556,897,365
-----------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                          5,260,788,505   3,703,891,140
-----------------------------------------------------------------------------
  End of period                               $4,887,221,345  $5,260,788,505
=============================================================================
NET ASSETS CONSIST OF:
  Shares of beneficial interest               $4,886,517,094  $5,259,983,781
-----------------------------------------------------------------------------
  Undistributed net realized gain on sales of
   investments                                       704,251         804,724
-----------------------------------------------------------------------------
                                              $4,887,221,345  $5,260,788,505
=============================================================================


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
February 28, 1998
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES
Short-Term Investments Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Delaware business trust consisting of two different portfolios, each of which offers separate series of shares: the Treasury Portfolio and the Treasury TaxAdvantage Portfolio. Information presented in these financial statements pertains only to the Treasury Portfolio (the "Portfolio"), with the assets, liabilities and operations of each portfolio being accounted for separately. The Portfolio consists of five different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio is a money market fund whose investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

Net Assets                         RATE
----------------------------------------
First $300 million                 0.15%
----------------------------------------
Over $300 million to $1.5 billion  0.06%
----------------------------------------
Over $1.5 billion                  0.05%
----------------------------------------

 The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the six months ended February 28, 1998, the Fund reimbursed AIM $47,051 for such services.
 The Portfolio, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Portfolio. On September 20, 1997, the Board of Trustees approved the appointment of AFS as transfer agent of the Fund effective December 29, 1997. During the six months ended February 28, 1998, the Portfolio paid AFS $106,358 for such services. Prior to the effective date of the agreement with AFS, the Portfolio paid A I M Institutional Fund Services, Inc. $212,716 pursuant to a transfer agency and shareholder services agreement for the period September 1, 1997 through December 28, 1997.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class pay up to a 0.50%, 0.75%, 0.10%, and 0.20%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class and the Personal Investment Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each class. During the six months ended February 28, 1998, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class paid $671,016, $870,744, $334,243 and $234,610, respectively, as compensation under the Plan. FMC waived fees of $1,024,929 for the same period. Certain officers and trustees of the Trust are officers of AIM, FMC and AFS.
 During the six months ended February 28, 1998, the Portfolio paid legal fees of $6,962 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Fund.

NOTE 3-TRUSTEES' FEES
Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Fund may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION
Changes in shares outstanding during the six months ended February 28, 1998 and the year ended August 31, 1997 were as follows:

                                FEBRUARY 28, 1998                  AUGUST 31, 1997
                         --------------------------------  ---------------------------------
                             SHARES           AMOUNT           SHARES            AMOUNT
                         ---------------  ---------------  ---------------  ----------------
Sold:
  Institutional Class      9,642,700,081  $ 9,642,700,081   15,820,439,672  $ 15,820,439,672
--------------------------------------------------------------------------------------------
  Private Investment
   Class                   1,024,865,714    1,024,865,714    2,377,066,232     2,377,066,232
--------------------------------------------------------------------------------------------
  Personal Investment
   Class                   1,875,206,328    1,875,206,328    2,585,293,225     2,585,293,225
--------------------------------------------------------------------------------------------
  Cash Management Class    2,163,933,915    2,163,933,915    4,354,698,981     4,354,698,981
--------------------------------------------------------------------------------------------
  Resource Class           1,343,164,931    1,343,164,931    2,558,140,941     2,558,140,941
--------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class         15,752,070       15,752,070       15,531,436        15,531,436
--------------------------------------------------------------------------------------------
  Private Investment
   Class                       2,632,653        2,632,653        3,858,592         3,858,592
--------------------------------------------------------------------------------------------
  Personal Investment
   Class                       7,833,201        7,833,201        9,897,559         9,897,559
--------------------------------------------------------------------------------------------
  Cash Management Class        7,597,863        7,597,863       12,944,226        12,944,226
--------------------------------------------------------------------------------------------
  Resource Class               7,554,945        7,554,945        9,274,277         9,274,277
--------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class    (10,251,791,240) (10,251,791,240) (14,763,510,184)  (14,763,510,184)
--------------------------------------------------------------------------------------------
  Private Investment
   Class                  (1,037,154,025)  (1,037,154,025)  (2,270,031,466)   (2,270,031,466)
--------------------------------------------------------------------------------------------
  Personal Investment
   Class                  (1,840,136,196)  (1,840,136,196)  (2,465,181,087)   (2,465,181,087)
--------------------------------------------------------------------------------------------
  Cash Management Class   (2,038,161,248)  (2,038,161,248)  (4,328,020,236)   (4,328,020,236)
--------------------------------------------------------------------------------------------
  Resource Class          (1,297,465,679)  (1,297,465,679)  (2,363,661,206)   (2,363,661,206)
--------------------------------------------------------------------------------------------
Net increase (decrease)     (373,466,687) $  (373,466,687)   1,556,740,962  $  1,556,740,962
============================================================================================

NOTE 5-FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share of the Personal Investment Class outstanding during the six months ended February 28, 1998 and each of the years in the five-year period ended August 31, 1997.

                                                        AUGUST 31,
                         FEBRUARY 28,   ----------------------------------------------
                             1998         1997      1996      1995     1994     1993
                         ------------   --------  --------  --------  -------  -------
Net asset value,
 beginning of period       $   1.00     $   1.00  $   1.00  $   1.00  $  1.00  $  1.00
-----------------------    --------     --------  --------  --------  -------  -------
Income from investment
 operations:
  Net investment income        0.02         0.05      0.05      0.05     0.03     0.03
-----------------------    --------     --------  --------  --------  -------  -------
Less distributions:
  Dividends from net
   investment income          (0.02)       (0.05)    (0.05)    (0.05)   (0.03)   (0.03)
-----------------------    --------     --------  --------  --------  -------  -------
Net asset value, end of
 period                    $   1.00     $   1.00  $   1.00  $   1.00  $  1.00  $  1.00
=======================    ========     ========  ========  ========  =======  =======
Total return                   5.07%(a)     4.95%     5.04%     5.13%    3.02%    2.77%
=======================    ========     ========  ========  ========  =======  =======
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)     $365,879     $322,971  $192,947  $114,527  $88,582  $69,867
=======================    ========     ========  ========  ========  =======  =======
Ratio of expenses to
 average net assets(b)         0.57%(c)     0.60%     0.59%     0.60%    0.58%    0.53%
=======================    ========     ========  ========  ========  =======  =======
Ratio of net investment
 income to average net
 assets(d)                     5.02%(c)     4.85%     4.91%     5.03%    2.99%    2.70%
=======================    ========     ========  ========  ========  =======  =======

(a) Annualized.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.82% (annualized), 0.86%, 0.92%, 0.90%, 0.91% and 0.93% for the periods
    1998-1993, respectively.
(c) Ratios are annualized and based on average net assets of $351,183,888.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 4.77% (annualized), 4.59%, 4.58%, 4.73%, 2.66% and 2.29% for the periods 1998-1993, respectively.

                        TRUSTEES
Charles T. Bauer                       Robert H. Graham            Short-Term
Bruce L. Crockett                       John F. Kroeger            Investments Trust
Owen Daly II                           Lewis F. Pennock            (STIT)
Jack M. Fields                          Ian W. Robinson
Carl Frischling                          Louis S. Sklar

                         OFFICERS
Charles T. Bauer                               Chairman
Robert H. Graham                              President
John J. Arthur           Sr. Vice President & Treasurer
Gary T. Crum                         Sr. Vice President            Treasury Portfolio
Carol F. Relihan         Sr. Vice President & Secretary            ----------------------------------------
Dana R. Sutton     Vice President & Assistant Treasurer            Personal                    SEMI-
Melville B. Cox                          Vice President            Investment                  ANNUAL
Karen Dunn Kelley                        Vice President            Class                       REPORT
J. Abbott Sprague                        Vice President
P. Michelle Grace                   Assistant Secretary
Nancy L. Martin                     Assistant Secretary                                   FEBRUARY 28, 1998
Ofelia M. Mayo                      Assistant Secretary
Kathleen J. Pflueger                Assistant Secretary
Samuel D. Sirko                     Assistant Secretary
Stephen I. Winer                    Assistant Secretary
Mary J. Benson                      Assistant Treasurer

                        INVESTMENT ADVISOR
                       A I M Advisors, Inc.
                   11 Greenway Plaza, Suite 100
                        Houston, TX 77046
                          (800) 347-1919

                           DISTRIBUTOR
                     Fund Management Company
                   11 Greenway Plaza, Suite 100
                        Houston, TX 77046
                          (800) 659-1005

                            CUSTODIAN
                       The Bank of New York
                 90 Washington Street, 11th Floor
                        New York, NY 10286

                      LEGAL COUNSEL TO FUND
              Ballard Spahr Andrews & Ingersoll, LLP
                  1735 Market Street, 51st Floor
                   Philadelphia, PA 19103-7599

                    LEGAL COUNSEL TO TRUSTEES
                Kramer, Levin, Naftalis & Frankel
                         919 Third Avenue
                        New York, NY 10022

                          TRANSFER AGENT
                    A I M Fund Services, Inc.
                   11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173

This report may be distributed only to current shareholders or             [LOGO APPEARS HERE]
     to persons who have received a current prospectus.                  FUND MANAGEMENT COMPANY